Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Notes to Consolidated Financial Statements [Abstract]
Property, Plant and Equipment

 Note 13 | Property, plant and equipment

			Machinery	Mine
	Land and	Buildings and	and	Development	Assets Under
Improvements		Improvements	Equipment	Costs	Construction	Total
Useful life range (years)	1 – 85	1 – 70	1 – 80	1 – 60	n/a
Carrying amount – December 31, 2022	1,201	6,340	11,017	1,108	2,101	21,767
Acquisitions (Note 25)	‐	2	5	‐	‐	7
Additions	1	5	37	‐	2,422	2,465
Additions – Right-of-use ("ROU") assets	1	70	338	‐	‐	409
Disposals	(6)	(7)	(37)	‐	(1)	(51)
Transfers	26	188	1,401	237	(1,852)	‐
Foreign currency translation and other	12	32	94	3	(165)	(24)
Depreciation	(39)	(184)	(1,054)	(138)	‐	(1,415)
Depreciation – ROU assets	(2)	(60)	(326)	‐	‐	(388)
Impairment	(19)	(10)	(148)	(95)	(37)	(309)
Carrying amount – December 31, 2023	1,175	6,376	11,327	1,115	2,468	22,461
Balance – December 31, 2023 is composed of:
Cost	1,631	9,050	23,237	2,938	2,468	39,324
Accumulated depreciation and
impairments	(456)	(2,674)	(11,910)	(1,823)	‐	(16,863)
Carrying amount – December 31, 2023	1,175	6,376	11,327	1,115	2,468	22,461
Balance – December 31, 2023 is composed of:
Owned property, plant and equipment	1,145	5,980	10,486	1,115	2,468	21,194
ROU assets	30	396	841	‐	‐	1,267
Carrying amount – December 31, 2023	1,175	6,376	11,327	1,115	2,468	22,461
Carrying amount – December 31, 2021	1,073	6,305	10,221	853	1,564	20,016
Acquisitions (Note 25)	12	40	23	‐	65	140
Additions	17	9	25	‐	2,202	2,253
Additions – ROU assets	‐	51	230	‐	‐	281
Disposals	(9)	(13)	(24)	‐	‐	(46)
Transfers	35	163	1,281	170	(1,649)	‐
Foreign currency translation and other	5	2	55	30	(90)	2
Depreciation	(35)	(185)	(1,006)	(94)	‐	(1,320)
Depreciation – ROU assets	(2)	(58)	(279)	‐	‐	(339)
Reversal of impairment	105	26	491	149	9	780
Carrying amount – December 31, 2022	1,201	6,340	11,017	1,108	2,101	21,767
Balance – December 31, 2022 is composed of:
Cost	1,605	8,795	22,023	2,699	2,101	37,223
Accumulated depreciation and
impairments	(404)	(2,455)	(11,006)	(1,591)	‐	(15,456)
Carrying amount – December 31, 2022	1,201	6,340	11,017	1,108	2,101	21,767
Balance – December 31, 2022 is composed of:
Owned property, plant and equipment	1,173	5,956	10,267	1,108	2,101	20,605
ROU assets	28	384	750	‐	‐	1,162
Carrying amount – December 31, 2022	1,201	6,340	11,017	1,108	2,101	21,767

Depreciation of property, plant and equipment was included in the following:

	2023	2022
Freight, transportation and distribution	165	148
Cost of goods sold	1,157	1,024
Selling expenses	453	424
General and administrative expenses	48	42
Depreciation recorded in earnings	1,823	1,638
Depreciation recorded in inventory	145	151

Impairments and Impairment Reversals

For each cash generating unit (“CGU”) or groups of CGUs in which we complete an impairment analysis, the recoverable amount estimate used the following key assumptions: our forecasted EBITDA, discount rate and long-term growth rate. For our Phosphate CGUs, we also estimate the end of expected mine life. We used key assumptions that were based on historical data and estimates of future results from internal sources, independent third-party price benchmarks, and mineral reserve technical reports (relating to Phosphate CGUs), as well as industry and market information.

Phosphate

In 2023, we identified an impairment trigger for our Phosphate CGUs, White Springs and Aurora, primarily as a result of the decrease in our forecasted phosphate margins. We completed our impairment analysis for these CGUs.

Phosphate CGU	White Springs	Aurora
Impairment assessment date	June 30, 2023	June 30, 2023
Recoverable amount ($)	504	2,000
Carrying amount before impairment loss ($)	737	1,660
Pre-tax impairment loss ($)	233	‐
Valuation methodology	Value in use ("VIU")	Fair value less costs of disposal ("FVLCD"), a Level 3 measurement
Valuation technique	Pre-tax DCF to end of expected mine life	Five-year DCF plus terminal year to end of mine life

In 2022, we completed an impairment analysis at our White Springs and Aurora CGUs as a result of revised pricing forecasts to reflect the macroeconomic environment at the time. We completed our impairment analysis for these CGUs.

Phosphate CGU	White Springs	Aurora
Impairment reversal date	September 30, 2022	June 30, 2022
Recoverable amount ($)	770	2,900
Carrying amount before impairment reversal ($)	425	1,200
Pre-tax impairment reversal (net of depreciation) ($) [1]	330	450
Valuation methodology	VIU	FVLCD
Valuation technique	Pre-tax DCF to end of expected mine life	Five-year DCF plus terminal year to end of mine life

1  Full reversal of the previously recorded impairment losses relating to property, plant and equipment at White Springs in 2017 and 2020 of $250 and $215, respectively, and Aurora in 2020 of $545.

	White Springs		Aurora
Key Assumptions [1]	2023	2022	2022
End of mine life (proven and probable reserves) (year) [2]	2032	2030	2050
Long-term growth rate (%)	n/a	n/a	2.0
Pre-tax discount rate (%)	15.6	15.2	n/a
Post-tax discount rate (%)	12.0	12.0	10.4
Forecasted EBITDA [3] ($)	720	980	3,090

1  At impairment loss (reversal) date.

2  The White Springs CGU has a shorter expected mine life and is therefore more sensitive to changes in short- and medium-term forecasted phosphate margins.

3  Forecasted EBITDA to 2028 (2022 – Forecasted EBITDA to 2027).

Sensitivities

The following table highlights sensitivities to the recoverable amounts of our Phosphate CGUs, which could result in additional impairment losses or reversals of the previously recorded losses (relating to the White Springs CGU).

		Change to Recoverable Amount ($)
Key Assumptions as at June 30, 2023	Change in Assumption	White Springs		Aurora
Long-term growth rate (%)	+ / - 1.0 percent	n/a	n/a	+ / -	110
Pre-tax discount rate (%)	+ / - 1.0 percent	- / +	20	n/a	n/a
Post-tax discount rate (%)	+ / - 1.0 percent	n/a	n/a	- / +	190
Forecasted EBITDA over forecast period ($)	+ / - 5.0 percent	+ / -	40	+ / -	220

Nitrogen

In 2023, we identified an impairment trigger for our Trinidad CGU, part of our Nitrogen segment, due to a new natural gas contract and the resulting outlook for higher expected natural gas costs and constrained near-term availability. We expect improved natural gas availability in Trinidad as the development of additional natural gas fields is anticipated to add new natural gas supply starting in 2026.

December 31, 2023	Trinidad
Recoverable amount ($)	676
Carrying amount before impairment loss ($)	752
Pre-tax impairment loss ($)	76
Valuation methodology	FVLCD, a Level 3 measurement
Valuation technique	Five-year DCF plus a terminal value
Key assumptions
Long-term growth rate (%)	2.3
Post-tax discount rate [1] (%)	13.0
Forecasted EBITDA [2,3] ($)	1,145

1  Discount rate used in the previous measurement in 2020 was 12.6 percent.

2  First five years of the forecast period.

3  Includes key assumptions relating to net selling price based on forecasted future natural gas contracting and availability.

Sensitivities

The following table highlights sensitivities to the recoverable amount of our Trinidad CGU, which could result in additional impairment losses or reversals of the previously recorded losses.

Key Assumptions as at December 31, 2023	Change in Assumption	Change to Recoverable Amount ($)
Long-term growth rate (%)	+ / - 1.0 percent	+ / -	55
Post-tax discount rate (%)	+ / - 1.0 percent	- / +	95
Forecasted EBITDA over forecast period ($)	+ / - 5.0 percent	+ / -	100